Financial instruments - valuation	12 Months Ended
Dec. 31, 2025
Financial instruments - classification
Financial instruments - valuation

10 Financial instruments – valuation

Financial instruments recognised at fair value are revalued using techniques that can include observable inputs (pricing information that is readily available in the market, for example UK Government securities), and unobservable inputs (pricing information that is not readily available, for example unlisted securities). Gains and losses are recognised in the income statement and statement of comprehensive income as appropriate. This note presents information on the valuation of financial instruments.

The table below provides an overview of the various sections contained within the note.

Critical accounting policy: Fair value - financial instruments

Financial instruments classified as mandatory fair value through profit or loss; held-for-trading; designated fair value through profit or loss; and fair value through other comprehensive income are recognised in the financial statements at fair value. All derivatives are measured at fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement considers the characteristics of the asset or liability and the assumptions that a market participant would consider when pricing the asset or liability.

NatWest Group manages some portfolios of financial assets and financial liabilities based on its net exposure to either market or credit risk. In these cases, the fair value is derived from the net risk exposure of that portfolio with portfolio level adjustments applied to incorporate bid-offer spreads, counterparty credit risk, and funding costs (refer to ‘Valuation Adjustments’).

Where the market for a financial instrument is not active, fair value is established using a valuation technique. These valuation techniques involve a degree of estimation, the extent of which depends on the instrument’s complexity and the availability of market-based data. The complexity and uncertainty in the financial instrument’s fair value is categorised using the fair value hierarchy.

For accounting policy information refer to Accounting policies 2.2, 3.8 and 3.11.

10 Financial instruments – valuation continued

Valuation

10 Financial instruments – valuation continued

Fair value hierarchy

Financial instruments carried at fair value have been classified under the fair value hierarchy. The classification ranges from level 1 to level 3, with more expert judgement and price uncertainty for those classified at level 3.

The determination of an instrument’s level cannot be made at a global product level as a single product type can be in more than one level. For example, a single name corporate credit default swap could be in level 2 or level 3 depending on the level of market activity for the referenced entity.

Level 1 – instruments valued using unadjusted quoted prices in active and liquid markets, for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - instruments valued using valuation techniques that have observable inputs. Observable inputs are those that are readily available with limited adjustments required. Examples include most government agency securities, investment-grade corporate bonds, certain mortgage products - including collateralised loan obligations (CLOs), most bank loans, repos and reverse repos, state and municipal obligations, most notes issued, certain money market securities, loan commitments and most over the counter (OTC) derivatives.

Level 3 - instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument’s valuation, is not based on observable market data. Examples include non-derivative instruments which trade infrequently, certain syndicated and commercial mortgage loans, private equity, and derivatives with unobservable model inputs.

Valuation techniques

NatWest Group derives the fair value of its instruments differently depending on whether the instrument is a non-modelled or a modelled product.

Non-modelled products are valued directly from a price input, typically on a position-by-position basis. Examples include equities and most debt securities.

Non-modelled products can fall into any fair value levelling hierarchy depending on the observable market activity, liquidity, and assessment of valuation uncertainty of the instruments. The assessment of fair value and the classification of the instrument to a fair value level is subject to the valuation controls discussed in the Valuation control section.

Modelled products - valued using a pricing model range in complexity from comparatively vanilla products such as interest rate swaps and options (e.g., interest rate caps and floors) through to more complex derivatives (e.g., balance guarantee swaps).

For modelled products the fair value is derived using the model and the appropriate model inputs or parameters, as opposed to a cash price equivalent. Model inputs are taken either directly or indirectly from available data, where some inputs are also modelled.

Fair value classification of modelled instruments is either level 2 or level 3, depending on the product/model combination, the observability and quality of input parameters and other factors. All these must be assessed to classify a position. The modelled product is assigned to the lowest fair value hierarchy level of any significant input used in that valuation.

Most derivative instruments, for example vanilla interest rate swaps, foreign exchange swaps and liquid single name credit derivatives, are classified as level 2. This is because they are vanilla products valued using standard market models and with observable inputs. Level 2 products range from vanilla to more complex products, where more complex products remain classified as level 2 due to the low materiality of any unobservable inputs.

Inputs to valuation models

When using valuation techniques, the fair value can be significantly affected by the choice of valuation model and underlying assumptions. Factors considered include the cashflow amounts and timing of those cash flows, and application of appropriate discount rates, incorporating both funding and credit risk. Values between and beyond available data points are obtained by interpolation and extrapolation. The principal inputs to these valuation techniques are as follows:

Bond prices - quoted prices are generally available for government bonds, certain corporate securities, and some mortgage-related products.

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Credit spreads/margins - these reflect credit default swap levels or the return required over a benchmark rate or index to compensate for the referenced credit risk. Where available, these are derived from the price of credit default swaps or other credit-based instruments, such as debt securities. When direct prices are not available, credit spreads/margins are determined with reference to available prices of entities with similar characteristics.

Interest rates - these are principally based on interest rate swap prices referencing benchmark interest rates. Interest rates, include SONIA (Sterling Overnight Interbank Average Rate) and other overnight rates. Other quoted interest rates may also be used from both the bond, and futures markets.

Foreign currency exchange rates - there are observable prices both for spot and forward contracts and futures in the world's major currencies.

Equity and equity index prices - quoted prices are generally readily available for equity shares listed on the world's major stock exchanges and for major indices on such shares.

Price volatilities and correlations - volatility is a measure of the tendency of a price to change with time. Correlation measures the degree which two or more prices or variables are observed to move together. Variables that move in the same direction show positive correlation; those that move in opposite directions are negatively correlated.

Prepayment rates - are used to reflect how fast a pool of assets prepay. The fair value of a financial instrument that can be prepaid by the issuer or borrower differs from that of an instrument that cannot be prepaid. When valuing prepayable instruments, the value of this prepayment option is considered.

Recovery rates/loss given default - are used as an input to valuation models and reserves for asset-backed securities and other credit products as an indicator of severity of losses on default. Recovery rates are primarily sourced from market data providers, the value of the underlying collateral or inferred from observable credit spreads.

Valuation control

NatWest Group's control environment for the determination of the fair value of financial instruments includes formalised procedures for the review and validation of fair values. The review of market prices and inputs is performed by an independent price verification (IPV) team.

IPV is a key element of the control environment. Valuations are first performed by the business which entered into the transaction. These valuations are then reviewed by the IPV team, independent of those trading the financial instruments, in light of available pricing evidence.

Independent pricing data is collated from a range of sources. Each source is reviewed for quality and the independent data applied in the IPV processes using a formalised input quality hierarchy. Consensus services are one source of independent data and encompass interest rate, currency, credit, and bond markets, providing comprehensive coverage of vanilla products and a wide selection of exotic products.

Where measurement differences are identified through the IPV process these are grouped by the quality hierarchy of the independent data. If the size of the difference exceeds defined thresholds, an adjustment is made to bring the valuation to within the independently calculated fair value range.

IPV takes place at least monthly, for all fair value financial instruments. The IPV control includes formalised reporting and escalation of any valuation differences in breach of established thresholds.

The quality and completeness of the information gathered in the IPV process gives an indication as to the liquidity and valuation uncertainty of an instrument and forms part of the information considered when determining fair value hierarchy classifications.

Initial fair value level classification of a financial instrument is carried out by the IPV team. These initial classifications are subject to senior management review. Particular attention is paid to instruments transferring from one level to another, new instrument classes or products, instruments where the transaction price is significantly different from the fair value and instruments where valuation uncertainty is high.

Valuation Committees are made up of valuation specialists and senior business representatives from various functions and oversees pricing, reserving and valuations issues. These committees meet monthly to review and ratify any methodology changes. The Executive Valuation Committee meets quarterly to address key material and subjective valuation issues, to review items escalated by Valuation Committees and to discuss other relevant industry matters.

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The Group model risk policy sets the policy for model documentation, testing and review. Governance of the model risk policy is carried out by the Group Model Risk Oversight Committee, which comprises model risk owners and independent model experts. All models are required to be independently validated in accordance with the model risk Policy.

Key areas of judgement

Over the years the business has simplified, with most products classified as level 1 or 2 of the fair value hierarchy. However, the diverse range of products historically traded by NatWest Group means some products remain classified as level 3. Level 3 indicates a significant level of pricing uncertainty, where expert judgement is used. As such, extra disclosures are required in respect of level 3 instruments.

In general, the degree of expert judgement used and hence valuation uncertainty depends on the degree of liquidity of an instrument or input.

Where markets are liquid, little judgement is required. However, when the information regarding the liquidity in a particular market is not clear, a judgement may need to be made. For example, for an equity traded on an exchange, daily volumes of trading can be seen, but for an OTC derivative, assessing the liquidity of the market with no central exchange is more challenging.

The breadth and depth of the IPV data allows for a rules-based quality assessment to be made of market activity, liquidity, and pricing uncertainty, which assists with the process of allocation to an appropriate level. Where suitable independent pricing information is not readily available, the quality assessment will result in the instrument being assessed as level 3.

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The table below shows the assets and liabilities held by NatWest Group split by fair value hierarchy level. Level 1 are considered the most liquid instruments, and level 3 the most illiquid, valued using expert judgement and so carry the most significant price uncertainty.

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	33,556	96	33,652	—	34,761	278	35,039
Securities	9,586	3,299	—	12,885	8,772	5,106	—	13,878
Derivatives
Interest rate	—	32,382	360	32,742	—	37,026	473	37,499
Foreign exchange	—	27,878	103	27,981	—	40,687	110	40,797
Other	—	57	9	66	—	63	47	110
Other financial assets
Loans	—	35	533	568	—	288	565	853
Securities	25,528	16,964	152	42,644	23,943	13,641	209	37,793
Total financial assets held at fair value	35,114	114,171	1,253	150,538	32,715	131,572	1,682	165,969
As a % of total fair value assets	23%	76%	1%		20%	79%	1%

Liabilities
Trading liabilities
Deposits	—	41,284	—	41,284	—	43,966	—	43,966
Debt securities in issue	—	234	—	234	—	257	—	257
Short positions	6,172	1,331	1	7,504	8,766	1,724	1	10,491
Derivatives
Interest rate	—	26,589	169	26,758	—	31,253	279	31,532
Foreign exchange	—	26,988	54	27,042	—	40,240	66	40,306
Other	—	119	55	174	—	124	120	244
Other financial liabilities
Debt securities in issue	—	2,302	3	2,305	—	1,733	3	1,736
Other deposits	—	2,285	27	2,312	—	1,787	25	1,812
Subordinated liabilities	—	237	—	237	—	234	—	234
Total financial liabilities held at fair value	6,172	101,369	309	107,850	8,766	121,318	494	130,578
As a % of total fair value liabilities	6%	94%	0%		7%	93%	0%

(1)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(2)

For an analysis of debt securities held at mandatory fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

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Valuation adjustments

When valuing financial instruments in the trading book, adjustments are made to mid-market valuations to cover bid-offer spread, funding and credit risk. These adjustments are presented in the table below:

	2025	2024
Adjustment	£m	£m
Funding valuation adjustments	(11)	123
Credit valuation adjustments	179	190
Bid–offer	60	76
Product and deal specific	124	157
Total	352	546

The decrease in funding valuation adjustments was primarily driven by unwinding of a major portfolio. The decrease in credit valuation adjustments was driven by credit spreads tightening with the impacts of exposure changes largely offsetting. The decrease in bid-offer was driven by risk reduction and unwinding of a major portfolio. The decrease in product and deal specific was driven by the amortisation of deferred trade inception profits partially offset by new trading activity.

Funding valuation adjustments (FVA)

FVA represents an estimate of the adjustment that a market participant would make to incorporate funding costs and benefits that arise in relation to derivative exposures. FVA is calculated as a portfolio level adjustment and can result in either a funding charge (positive) or funding benefit (negative).

Funding levels are applied to estimated potential future exposures. For uncollateralised derivatives, the exposure reflects the future valuation of the derivative. For collateralised derivatives, the exposure reflects the difference between the future valuation of the derivative and the level of collateral posted.

Credit valuation adjustments (CVA)

CVA represents an estimate of the adjustment to fair value that is made to incorporate the counterparty credit risk inherent in derivative exposures. CVA is calculated on a portfolio basis reflecting an estimate of the amount a third party would charge to assume the credit risk.

Collateral held under a credit support agreement is factored into the CVA calculation. In such cases where NatWest Group holds collateral against counterparty exposures, CVA is held to the extent that residual risk remains.

FVA and CVA are actively managed by a credit and market risk hedging process, and therefore movements in CVA and FVA are partially offset by trading revenue on the hedges.

Bid-offer

Fair value positions are required to be marked to exit levels, represented by bid (long positions) or offer (short positions) levels. Non-derivative positions are typically marked directly to bid or offer prices. However derivative exposures are adjusted to exit levels by taking bid-offer reserves calculated on a portfolio basis. The reserving approach is based on current market bid-offer spreads and standard market bucketing of risk.

Bid-offer spreads vary by maturity and risk type to reflect different spreads in the market. For positions where there is no observable quote, the bid-offer spreads are widened in comparison to proxies to reflect reduced liquidity or observability.

Netting is applied on a portfolio basis to reflect the value at which NatWest Group believes it could exit the net risk of the portfolio, rather than the sum of exit costs for each of the portfolio’s individual trades. This is applied where the asset and liability positions are managed as a portfolio for risk and reporting purposes.

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Product and deal specific

On initial recognition of financial assets and liabilities valued using valuation techniques which have a significant dependence on information other than observable market data, any difference between the transaction price and that derived from the valuation technique is deferred. Such amounts are recognised in the income statement over the life of the transaction, when market data becomes observable, or when the transaction matures or is closed out as appropriate. On 31 December 2025, net gains of £109 million (2024 - £139 million) were carried forward. During the year, net gains of £205 million (2024 - £218 million) were deferred and £235 million (2024 - £157 million) were recognised in the income statement.

Where system-generated valuations do not accurately reflect market prices, manual valuation adjustments are applied either at a position or portfolio level. Manual adjustments are subject to the scrutiny of independent control teams and are subject to monthly review by senior management.

Own credit

NatWest Group considers the effect of its own credit standing when valuing financial liabilities recorded at fair value. Own credit spread adjustments are made when valuing issued debt held at fair value, including issued structured notes. An own credit adjustment is applied to positions where it is believed that counterparties would consider NatWest Group's creditworthiness when pricing trades. Accumulated changes in fair value due to credit risk are £57 million (2024 – £44 million).

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Level 3 additional information

For illiquid assets and liabilities, classified as level 3, additional information is provided on the valuation techniques used and price sensitivity of the products to those inputs. This is to enable the reader to gauge the level of uncertainty that arises from positions with significant unobservable inputs or modelling parameters.

Level 3 ranges of unobservable inputs

The table below provides additional information on level 3 instruments and inputs. This shows the valuation technique used for the fair value calculation, the unobservable input and input range.

				2025		2024
Financial instrument	Valuation technique	Unobservable inputs	Units	Low	High	Low	High
Trading assets and Other financial assets
Loans	Price-based	Price	%	89	121	88	123
	Discount cash flow	Credit spreads	bps	34	81	36	93
Debt securities	Price-based	Price	%	—	111	—	116

Equity Shares	Price-based	Price	GBP	—	44,090	—	47,312
	Price-based	Price	%	—	—	—	15
	Discount cash flow	Discount margin	%	—	—	9	13
	Net asset valuation	Fund NAV	%	80	120	80	120

Derivative assets and liabilities
Credit derivatives	Credit derivative pricing	Credit spreads	bps	16	133	15	86
	Option pricing	Correlation	%	(15)	75	(15)	95
		Volatility	%	30	75	30	80
		Upfront points	%	—	99	—	99
		Recovery rate	%	—	60	—	60

Interest rate & FX	Option pricing	Correlation	%	(50)	98	(50)	98
derivatives		Volatility	%	3	82	3	99
		Constant Prepayment Rate	%	2	25	2	20
		Mean Reversion	%	—	13	—	20
		Inflation volatility	%	1	2	1	2
		Inflation rate	%	2	2	2	2

(1)

Valuation for private equity investments may be estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value (NAV). Similarly, for equity or bond fund investments, prices may be estimated from valuation or credit statements using NAV or similar measures.

(2)	NatWest Group does not have any material liabilities measured at fair value that are issued with an inseparable third-party credit enhancement.

Level 3 sensitivities

The level 3 sensitivities presented on the next page are calculated at a trade or low-level portfolio basis rather than an overall portfolio basis. As individual sensitivities are aggregated with no reflection of the correlated nature between instruments, the overall portfolio sensitivity may not be accurately reflected. For example, some portfolios may be negatively correlated to others, where a downwards movement in one asset would produce an upwards movement in another. However, due to the additive presentation of the above figures this correlation impact cannot be displayed. As such, the actual potential downside sensitivity of the total portfolio may be less than the non-correlated sum of the additive figures as shown in the table on the next page.

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Alternative assumptions

Reasonably plausible alternative assumptions of unobservable inputs are determined based on a specified target level of certainty of 90%.

Alternative assumptions are determined with reference to all available evidence including consideration of the following: quality of independent pricing information considering consistency between different sources, variation over time, perceived tradability or otherwise of available quotes; consensus service dispersion ranges; volume of trading activity and market bias (e.g. one-way inventory); day 1 profit or loss arising on new trades; number and nature of market participants; market conditions; modelling consistency in the market; size and nature of risk; length of holding of position; and market intelligence.

Other considerations

Whilst certain inputs used to calculate CVA, FVA and own credit adjustments are not based on observable market data, the uncertainty of these inputs is not considered to have a significant effect on the net valuation of the related derivative portfolios and issued debt.

As such, the fair value levelling of the derivative portfolios and issued debt is not determined by CVA, FVA or own credit inputs. In addition, any fair value sensitivity driven by these inputs is not included in the level 3 sensitivities presented.

The table below shows the favourable and unfavourable range of fair value of the level 3 assets and liabilities. This range incorporates the range of fair value inputs as described in the previous table.

	2025			2024
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	96	—	—	278	—	—
Derivatives
Interest rate	360	20	(10)	473	20	(20)
Foreign exchange	103	10	(10)	110	—	—
Other	9	—	—	47	—	—
Other financial assets
Loans	533	—	(10)	565	—	(10)
Securities	152	10	(20)	209	20	(30)
Total financial assets held at fair value	1,253	40	(50)	1,682	40	(60)

Liabilities
Trading liabilities
Short positions	1	—	—	1	—	—
Derivatives
Interest rate	169	10	(10)	279	10	(10)
Foreign exchange	54	—	—	66	—	—
Other	55	—	—	120	10	(10)
Other financial liabilities
Debt securities in issue	3	—	—	3	—	—
Other deposits	27	—	(20)	25	10	(20)
Total financial liabilities held at fair value	309	10	(30)	494	30	(40)

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Movement in level 3 assets and liabilities

The following table shows the movement in level 3 assets and liabilities in the year.

		Other	Other			Other	Other
	Derivatives	trading	financial	Total	Derivatives	trading	financial	Total
	assets	assets (2)	assets (3)	assets	liabilities	liabilities (2)	liabilities	liabilities
2025	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	630	278	774	1,682	465	1	28	494
Amounts recorded in the income statement (1)	(145)	(3)	7	(141)	(136)	—	2	(134)
Amount recorded in the statement of comprehensive income	—	—	5	5	—	—	—	—
Level 3 transfers in	42	—	—	42	12	—	—	12
Level 3 transfers out	(41)	—	(15)	(56)	(13)	—	(1)	(14)
Purchases/originations	124	105	164	393	98	—	—	98
Settlements/other decreases	(39)	(89)	—	(128)	(46)	—	—	(46)
Sales	(100)	(197)	(250)	(547)	(105)	—	—	(105)
Foreign exchange and other adjustments	1	2	—	3	3	—	1	4
At 31 December	472	96	685	1,253	278	1	30	309

Amounts recorded in the income statement in respect of balances held at period end - unrealised	(12)	12	4	4	(31)	—	—	(31)

2024
At 1 January	823	223	915	1,961	685	3	3	691
Amounts recorded in the income statement (1)	(122)	(17)	12	(127)	(121)	—	—	(121)
Amount recorded in the statement of comprehensive income	—	—	13	13	—	—	—	—
Level 3 transfers in	7	1	56	64	1	2	25	28
Level 3 transfers out	(3)	(19)	(241)	(263)	(2)	(3)	—	(5)
Purchases/originations	147	118	117	382	121	1	—	122
Settlements/other decreases	(44)	(27)	(18)	(89)	(32)	—	—	(32)
Sales	(178)	—	(72)	(250)	(182)	(2)	—	(184)
Foreign exchange and other adjustments	—	(1)	(8)	(9)	(5)	—	—	(5)
At 31 December	630	278	774	1,682	465	1	28	494

Amounts recorded in the income statement in respect of balances held at period end - unrealised	83	1	12	96	56	—	—	56

(1)	There were net losses on trading assets and liabilities of £12 million (2024 - net losses of £18 million) was included in income from trading activities. Net gains on other instruments of £5 million (2024 - net gains of £12 million) was included in other operating income or interest income as appropriate.
(2)	Other trading assets and other trading liabilities comprise assets and liabilities held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.

10 Financial instruments – valuation continued

Fair value of financial instruments measured at amortised cost on the balance sheet

The following table shows the carrying value and fair value of financial instruments measured at amortised cost on the balance sheet.

						Items where
						fair value
	Carrying	Fair	Fair value hierarchy level			approximates
	value	value	Level 1	Level 2	Level 3	carrying value
2025	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	85.2	85.2	—	—	—	85.2
Settlement balances	0.6	0.6	—	—	—	0.6
Loans to banks	7.0	6.9	—	3.6	0.8	2.5
Loans to customers	418.9	414.5	—	33.1	381.4	—
Other financial assets - securities	36.6	36.6	15.4	15.1	6.1	—

2024
Financial assets
Cash and balances at central banks	93.0	93.0	—	—	—	93.0
Settlement balances	2.1	2.1	—	—	—	2.1
Loans to banks	6.0	5.9	—	1.8	0.5	3.6
Loans to customers	400.3	396.6	—	34.9	361.7	—
Other financial assets - securities	24.6	24.6	4.3	12.4	7.9	—

2025
Financial liabilities
Bank deposits	44.1	44.1	—	36.2	3.8	4.1
Customer deposits	443.0	424.4	—	30.4	26.3	367.7
Settlement balances	0.9	0.9	—	—	—	0.9
Other financial liabilities
- debt securities in issue	63.0	63.6	—	51.9	11.7	—
Subordinated liabilities	5.9	6.1	—	6.1	—	—
Notes in circulation	3.2	3.2	—	—	—	3.2

2024
Financial liabilities
Bank deposits	31.5	31.2	—	23.9	3.0	4.3
Customer deposits	433.5	433.3	—	24.3	46.0	363.0
Settlement balances	1.7	1.7	—	—	—	1.7
Other financial liabilities
- debt securities in issue	57.5	57.6	—	48.9	8.7	—
Subordinated liabilities	5.9	6.0	—	6.0	—	—
Notes in circulation	3.3	3.3	—	—	—	3.3

The assumptions and methodologies underlying the calculation of fair values of financial instruments at the balance sheet date are as follows:

Short-term financial instruments

For certain short-term financial instruments, including but not limited to, cash and balances at central banks, settlement balances, loans with short-term maturities, notes in circulation and customer demand deposits, carrying value is deemed a reasonable approximation of fair value.

10 Financial instruments – valuation continued

Loans to banks and customers

In estimating the fair value of net loans to customers and banks measured at amortised cost, NatWest Group's loans are segregated into appropriate portfolios reflecting the characteristics of the constituent loans. Two principal methods are used to estimate fair value:

(a)	Contractual cash flows that are discounted using a market discount rate that incorporates the current spread for the borrower or where this is not observable, the spread for borrowers of a similar credit standing.
(b)	Expected cash flows (unadjusted for credit losses) are discounted at the current offer rate for the same or similar products. The current methodology caps all loan values at par rather than modelling clients' option to repay loans early. This approach is adopted for lending portfolios in Retail Banking, Commercial & Institutional (SME loans) and Private Banking & Wealth Management in order to reflect the homogeneous nature of these portfolios.

Debt securities and subordinated liabilities

Most debt securities are valued using quoted prices in active markets or from quoted prices of similar financial instruments. The remaining population is valued using discounted cashflows at current offer rates.

Bank and customer deposits

Fair values of deposits are estimated using discounted cash flow valuation techniques. Where required, methodologies can be revised as additional information and valuation inputs become available.